Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Lease Liability	Lease liability as of December 31, 2023, is as follows:
2024	$587
2025	414
2026	374
2027	184

Total undiscounted lease payments	1,559
Less - imputed interest	(162)

Present value of lease liabilities	$1,397

Schedule of Supplemental Cash Flow Information Related to the Lease Costs	The following table presents supplemental cash flow information related to the lease costs for operating leases as of December 31, 2023:
Cash paid for amounts included in measurement of lease liability:
Operating cash flows for operating leases	$1,020

ROU asset recognized with corresponding lease liability:
Operating leases	$241